Long-term debt	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Long-term debt

12.     Long term debt:

	2020	2019
Long-term debt:
Revolving credit facilities (a) (c)	$772.1	$867.0
Term loan credit facilities (b) (c)	2,094.7	1,799.4
Senior unsecured notes (d)	80.0	80.0
Fairfax Notes (e)	600.0	500.0
Exchangeable Notes (f)	201.3	—
	3,748.1	3,246.4
Fair value adjustment on term loan credit facilities	(0.1)	(0.1)
Debt discount on Fairfax Notes (e)	(130.9)	(150.9)
Debt discount on Exchangeable Notes (f)	(6.1)	—
Deferred financing fees	(44.9)	(34.8)
Long-term debt	3,566.1	3,060.6
Current portion of long-term debt	(332.1)	(363.7)
Long-term debt	$3,234.0	$2,696.9
(a)	Revolving credit facilities

As at December 31, 2020, the Company had five revolving credit facilities available (December 31, 2019 – four revolving credit facilities) which provided for aggregate borrowings of up to $989,119,000 (December 31, 2019 – $987,012,000), of which $217,000,000 (December 31, 2019 - $120,000,000) was undrawn.

On February 28, 2020, the Company acquired the outstanding debt of APR Energy. Concurrently, the Company entered into a credit facility of up to $185,000,000 (the “Bank Facility”) comprised of a revolving loan facility of $50,000,000 and a term loan facility of $135,000,000, the proceeds of which were used to refinance the APR Energy’s outstanding debt. The Bank Facility matures on February 28, 2023 and is secured by the Company’s power generation assets.

On July 2, 2020, the Company entered into a $150,000,000 revolving credit facility, refinancing a $150,000,000 revolving credit facility due to mature in August 2020. The new facility matures on July 2, 2022 and can increase to a maximum capacity of $200,000,000, subject to additional commitments.

The revolving credit facilities drawn mature between December 31, 2022 and May 15, 2024.

The following is a schedule of future minimum repayments under the Company’s revolving facilities as of December 31, 2020:

2021	$50.7
2022	392.2
2023	82.2
2024	247.0
2025	-
Thereafter	-
$772.1

12.     Long term debt (continued):

(a)	Revolving credit facilities (continued):

As at December 31, 2020, the one month, three month and six month average LIBOR on the Company’s revolving credit facilities was 0.2%, 0.2% and 0.3%, respectively (December 31, 2019 – one month and three months average LIBOR of 1.8% and 1.9%, respectively) and the margins ranged between 0.5% and 2.25% (December 31, 2019 – 0.5% and 2.25%). The weighted average rate of interest, including the margin, for the Company’s revolving credit facilities was 1.4% as at December 31, 2020 (December 31, 2019 – 2.9%). Interest payments are made monthly, quarterly and semi-annually.

The Company is subject to commitment fees ranging between 0.2% and 0.6% (December 31, 2019 – 0.2% and 0.5%) calculated on the undrawn amounts under the various facilities.

For one of the revolving credit facilities, semi-annual payments commence thirty-six months after delivery of the associated newbuild containership for the facility. One revolving credit facility, with a principal outstanding of $58,240,000, is due in full at maturity on December 31, 2023. Another revolving credit facility with a principal outstanding of $283,000,000, will be converted into a term loan facility on May 15, 2022.

(b)	Term loan credit facilities

As at December 31, 2020, the Company had $2,344,730,000 (December 31, 2019 - $1,954,375,000) of term loan credit facilities available, of which $250,000,000 (December 31, 2019 - $155,000,000) was undrawn.  Three of the term loan credit facilities have a revolving loan component, all of which have been included in the revolving facilities above.

On February 28, 2020, the Company entered into the Bank Facility which includes a $135,000,000 term loan facility (note 12(a)).

On March 6, 2020, the Company entered into a $100,000,000 term loan credit facility, which bears a fixed interest rate of 7.7% per annum and matures on March 6, 2026. This facility is secured by the Company’s power generation assets.

In February 2020 and March 2020, the Company increased the aggregate commitment under an existing term loan credit facility (the “December 2019 Term Loan”), which matures on December 30, 2025, by $100,000,000.

On October 15, 2020, the Company entered into a sustainability-linked term loan facility (the “October 2020 Term Loan”) with an aggregate principal of $200,000,000, which was subsequently upsized to $250,000,000 on December 14, 2020. The facility matures on October 14, 2026 and bears an initial interest rate of 2.25% margin plus three month LIBOR. The margin may be subsequently adjusted if the Company meets certain sustainability metrics during the term of the loan. No amounts have been drawn under the facility as of December 31, 2020.

The December 2019 Term Loan and the October 2020 Term Loan are secured by a portfolio of vessels, which also secured some of the Company’s other credit facilities.

12.     Long term debt (continued):

(b)	Term loan credit facilities (continued):

Term loan credit facilities mature between December 23, 2021 and January 21, 2030.

The following is a schedule of future minimum repayments under the Company’s term loan credit facilities as of December 31, 2020:

2021	$286.1
2022	187.9
2023	364.5
2024	877.2
2025	222.7
Thereafter	156.3
$2,094.7

For all of the Company’s term loan credit facilities, except for one, interest is calculated based on three month or six month LIBOR plus a margin per annum, dependent on the interest period selected by the Company. The three month and six month average LIBOR was 0.2% and 0.3%, respectively (December 31, 2019 – 2.0% and 2.1%) and the margins ranged between 0.4% and 4.3% as at December 31, 2020 (December 31, 2019 – 0.4% and 4.3%).

For one of our term loan credit facilities with a total principal amount outstanding of $39,970,000 (December 31, 2019 - $52,743,000), interest is calculated based on the Export-Import Bank of Korea (KEXIM) rate plus 0.7% per annum.

The weighted average rate of interest, including the applicable margin, was 2.7% as at December 31, 2020 (December 31, 2019 – 4.0%) for the Company’s term loan credit facilities. One of the Company’s term loan credit facilities bears interest at a fixed rate of 7.7%. Interest payments are made in monthly, quarterly or semi-annual payments.

Repayments under term loan credit facilities are made in quarterly or semi-annual payments. For those related to newbuilding containerships, payments commence three, six or thirty-six months after delivery of the associated newbuilding containership, utilization date or the inception date of the term loan credit facilities.

(c)	Credit facilities – other:

As at December 31, 2020, the Company’s credit facilities were secured by first-priority mortgages granted on most of its power generation assets and 70 of its vessels together with other related security. The security for each of the Company’s current secured credit facilities includes:

•A first priority mortgage on collateral assets;

•An assignment of the Company’s lease agreements and earnings related to the related collateral assets;

•An assignment of the insurance policies covering each of the collateral assets that are subject to a related mortgage and/or security interest;

•An assignment of the Company’s related shipbuilding contracts and the corresponding refund guarantees;

•A pledge over shares of various subsidiaries; and

•A pledge over the related retention accounts.

12.     Long term debt (continued):

(c)	Credit facilities – other (continued):

As at December 31, 2020, $1,582,470,000 principal amount of indebtedness under the Company’s term loan and revolving credit facilities was secured by a portfolio of 48 vessels, the composition of which can be changed, and is subject to a borrowing base and portfolio concentration requirements, as well as compliance with financial covenants and certain negative covenants.

The Company may prepay certain amounts outstanding without penalty, other than breakage costs in certain circumstances.  A prepayment may be required as a result of certain events, including without limitation the sale or loss of a vessel, a termination or expiration of a charter (and the inability to enter into a replacement charter acceptable to lenders within a prescribed period of time). The amount that must be prepaid may be calculated based on the loan to market value of the Company’s assets.  In these circumstances, valuations of the Company’s assets are conducted on a “without lease” and/or a “orderly liquidation” basis as required under the credit facility agreement.

Each credit facility contains a mix of financial covenants requiring the Company to maintain minimum liquidity, tangible net worth, interest and principal coverage ratios, and debt-to-assets ratios, as defined. Certain facilities are guaranteed by an intermediate parent entity, in which case the parent entity must meet certain consolidated financial covenants under those term loan facilities including maintaining certain minimum tangible net worth, cash requirements and debt-to-asset ratios.

Some of the facilities also have an interest and principal coverage ratio, debt service coverage and vessel value requirement for the subsidiary borrower. The Company was in compliance with these covenants as at December 31, 2020.

(d)	Senior unsecured notes:

During the year ended December 31, 2019, the Company repaid $320,396,000 of its 6.375% senior unsecured notes due April 2019. The remaining senior unsecured notes, issued in a public offering in 2017 will mature on October 30, 2027 and bear interest at a rate of 7.125% per annum, payable quarterly.

(e)	Fairfax Notes:

On February 28, 2020, the Company issued to Fairfax, in a private placement, $100,000,000 aggregate principal amount of senior notes, which bear interest at a fixed rate of 5.50% per annum and mature on March 1, 2027.

The Fairfax Notes allow Fairfax to call for early redemption some or all of the Fairfax Notes on each respective anniversary date of issuance (the “Annual Put Right”) by providing written notice between 150 days and 120 days prior to each applicable anniversary date. In December 2020, Fairfax undertook not to exercise its Annual Put Right to call for early redemption of Fairfax Notes on their respective 2022 anniversary dates; the Fairfax Notes are not puttable to the Company until 2023. At any time on or after February 14, 2023, January 15, 2024 and January 15, 2025, the Company may elect to redeem all or any portion of the 2025 Notes, 2026 Notes and 2027 Fairfax Notes, respectively, at a price equal to 100% of the principal amount being redeemed. Interest payments on the Fairfax Notes are payable quarterly.

The Fairfax Notes are guaranteed by certain of the Company’s subsidiaries and secured by ownership interest in other subsidiaries of the Company.

(f)	Exchangeable Notes:

On December 21, 2020, the Company, through its wholly-owned subsidiary, Seaspan Corporation issued $201,250,000 aggregate principal amount of 3.75% exchangeable senior unsecured notes due 2025 (the “Exchangeable Notes”) in a private placement. The Exchangeable Notes are exchangeable at the holders’ option into an aggregate of 15,474,817 Atlas common shares at an initial exchange price of $13.005 per share, in equivalent cash or a combination of Atlas common shares and cash, as elected by the Company, on or after September 15, 2020, or earlier in the following circumstances:

12.Long-term debt (continued)

(f)	Exchangeable Notes (continued):

•	After December 31, 2020, if the last reported price of an Atlas common share is at least 130% of the exchange price then in effect over a specified measurement period;
•

If the trading price per $1,000 principal amount of Exchangeable Notes during a specified measurement period is less than 98% of the last reported sale price on Atlas common shares multiplied by the applicable exchange rate; and

•	Upon the occurrence of certain significant corporate events, or in response to early redemption elected by the Company.

The exchange price is subject to anti-dilution and make-whole clauses.

The holders may require the Company to redeem the Exchangeable Notes held by them upon the occurrence of certain corporate events qualifying as a fundamental change in the business. The Company may redeem the Exchangeable Notes in connection with certain tax-related events or on any business day on or after December 20, 2023 and prior to September 15, 2025, if the last reported sale price of an Atlas common share is at least 130% of the exchange price during a specified measurement period. A redemption of the Exchangeable Notes is made at 100% of the principal amount, plus accrued and unpaid interest. The Exchangeable Notes mature on December 15, 2025, unless earlier exchanged, repurchased or redeemed.

Upon issuance, the proceeds from the Exchangeable Notes were allocated between debt, measured at fair value of $195,000,000 and equity of $6,250,000 representing the residual value related to the conversion feature. The difference between the face value and carrying value of the debt reflects the debt discount, which is amortized through interest expense using an effective interest rate of 4.5%, over the remaining life of the debt. Interest payment is semi-annually in arrears on June 15 and December 15 of each year, beginning on June 15, 2021.

Capped Call Transactions

In connection with the issuance of the Exchangeable Notes, the Company entered into capped call transactions with affiliates of certain of the initial purchasers of the Exchangeable Notes and other financial institutions, using $15,536,000 in proceeds from the issuance, to reduce the potential dilution to Atlas common shares upon any exchange of notes and/or offset any cash payments the Company is required to make upon exchange of the Exchangeable Notes, in excess of the principal amount. They may be settled in cash, shares, or a combination of cash and shares as determined by the settlement method of the Exchangeable Notes, at a strike price with underlying shares equal to that of the Exchangeable Notes and subject to anti-dilution adjustments substantially similar to those applicable to the Exchangeable Notes. The capped calls are exercisable up to a maximum price of $17.85 per share, subject to certain adjustments. The instruments expire on December 15, 2025.